Convertible Loan and Financial Derivative Liability For the Right to Future Investment (Details 1) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
2017 Loan and 2016 Loan:
Opening balance	$ 3,204	$ 289
Proceeds from issuance of convertible loan, net of issuance cost		811	508
Recognition of derivative liability related to 2016 Loan			(110)
Recognition of BCF as a discount of 2017 Loan		(811)	(247)
Amortization of premium related to convertible loans	(1,338) [1]
Amortization of discounts resulting from BCF and derivative liability and debt issuance costs related to 2017 Loan and 2016 Loan		1,122	122
Accrued interest on 2017 Loan and 2016 Loan	40	47	16
Derecognition of carrying amount of 2016 Loan and 2017 Loan upon extinguishment		(1,458)
Amount allocated to 2016 and 2017 Loan based on modified terms		3,204
Closing balance	$ 1,906	$ 3,204	$ 289

[1]	The amortization of premium represents the periodic amortization of the balance of the amount that was allocated to the 2016 and 2017 Loans upon the 2017 Loan amendment into the respective principal amount of such loans.